JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund

The Strategic Target Allocations table and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:

Strategic Target Allocations[1]
Fixed Income	52.5%
U.S. Fixed Income	34.5%
Inflation Managed	7.5%
High Yield	7.8%
Emerging Markets Debt	2.8%
Equity	34.5%
U.S. Large Cap Equity	19.0%
U.S. Small/Mid Cap Equity	4.0%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.0%
Commodities	1.5%
Global Natural Resources	1.5%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

SUP-SR-114

JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund and JPMorgan SmartRetirement 2055 Fund

For all Funds other than the JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2010 Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectuses is hereby replaced with the following:

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, the Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

All Funds

For all Funds, the changes noted below are hereby made to the “Strategic Target Allocations” sub-section in the “More About the Funds” section in each Fund’s prospectuses.

The first sentence in the “Strategic Target Allocations” sub-section is hereby replaced with the following:

The table below represents the strategic target allocations for each Fund as of the date of this prospectus.

The Strategic Target Allocations table in the “Strategic Target Allocations” sub-section is hereby replaced with the following:

Strategic Target Allocations[1]
Allocation Ranges (%)	Income Fund Target	2010 Fund Target	2015 Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target
Equity	34.5%	34.5%	41.3%	55.7%	66.0%	74.8%	81.8%	86.0%	86.0%	86.0%	86.0%
U.S. Large Cap Equity	19.0%	19.0%	21.9%	28.4%	33.6%	38.1%	41.3%	43.3%	43.3%	43.3%	43.3%
U.S. Small/Mid Cap Equity	4.0%	4.0%	4.8%	6.5%	7.8%	8.8%	9.6%	10.0%	10.0%	10.0%	10.0%
REIT	2.5%	2.5%	3.1%	4.2%	4.7%	5.2%	5.7%	6.0%	6.0%	6.0%	6.0%
International Equity	7.0%	7.0%	8.6%	11.8%	13.8%	15.7%	17.5%	18.5%	18.5%	18.5%	18.5%
Emerging Markets Equity	2.0%	2.0%	2.9%	4.9%	6.2%	7.1%	7.8%	8.3%	8.3%	8.3%	8.3%

Commodities & Global Natural Resources	3.0%	3.0%	2.2%	0.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities	1.5%	1.5%	1.1%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Global Natural Resources	1.5%	1.5%	1.1%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	52.5%	52.5%	50.5%	43.7%	34.0%	25.2%	18.2%	14.0%	14.0%	14.0%	14.0%
U.S. Fixed Income	34.5%	34.5%	35.3%	34.6%	28.1%	19.9%	13.4%	9.5%	9.5%	9.5%	9.5%
Inflation Managed	7.5%	7.5%	5.7%	1.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield	7.8%	7.8%	6.9%	4.9%	3.8%	3.4%	3.2%	3.0%	3.0%	3.0%	3.0%
Emerging Markets Debt	2.8%	2.8%	2.7%	2.4%	2.2%	1.9%	1.7%	1.5%	1.5%	1.5%	1.5%

Money Market/Cash and Cash Equivalents	10.0%	10.0%	6.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market/Cash and Cash Equivalents	10.0%	10.0%	6.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this prospectus, each Fund utilizes underlying funds and, to a lesser extent, direct investments in exchange traded funds to implement its strategic target allocations although each Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

The tables in the “Strategic Target Allocations” sub-section that list each underlying fund and the permissible investment ranges are hereby replaced with the following:

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–29%	0–29%	0–31.9%	0–38.4%	0–48.6%
JPMorgan Equity Income Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Equity Index Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Growth Advantage Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Intrepid America Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Intrepid Growth Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Intrepid Value Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Large Cap Growth Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Large Cap Value Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan U.S. Dynamic Plus Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan U.S. Equity Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan U.S. Large Cap Core Plus Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan U.S. Research Equity Plus Fund	0–29	0–29	0–31.9	0–38.4	0–48.6
JPMorgan Value Advantage Fund	0–29	0–29	0–31.9	0–38.4	0–48.6

MARKET NEUTRAL FUNDS
Highbridge Market Neutral Fund	0–15	0–15	0–15	0–15	0–15
JPMorgan Multi-Cap Market Neutral Fund	0–15	0–15	0–15	0–15	0–15
JPMorgan Research Market Neutral Fund	0–15	0–15	0–15	0–15	0–15

COMMODITIES AND GLOBAL NATURAL RESOURCES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–6.5	0–6.5	0–6.1	0–5.3	0–5
JPMorgan Commodities Strategy Fund	0–6.5	0–6.5	0–6.1	0–5.3	0–5
JPMorgan Global Natural Resources Fund	0–6.5	0–6.5	0–6.1	0–5.3	0–5

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
U.S. LARGE CAP EQUITY FUNDS
JPMorgan Disciplined Equity Fund	0–53.1%	0–56.3%	0–58.3%	0–58.3%	0–58.3%	0–58.3%
JPMorgan Equity Income Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Equity Index Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Growth Advantage Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Intrepid America Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Intrepid Growth Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Intrepid Value Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Large Cap Growth Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Large Cap Value Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan U.S. Dynamic Plus Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan U.S. Equity Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan U.S. Large Cap Core Plus Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan U.S. Research Equity Plus Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3
JPMorgan Value Advantage Fund	0–53.1	0–56.3	0–58.3	0–58.3	0–58.3	0–58.3

MARKET NEUTRAL FUNDS
Highbridge Market Neutral Fund	0–15	0–15	0–15	0–15	0–15	0–15
JPMorgan Multi-Cap Market Neutral Fund	0–15	0–15	0–15	0–15	0–15	0–15
JPMorgan Research Market Neutral Fund	0–15	0–15	0–15	0–15	0–15	0–15

COMMODITIES AND GLOBAL NATURAL RESOURCES FUNDS
Highbridge Dynamic Commodities Strategy Fund	0–5	0–5	0–5	0–5	0–5	0–5
JPMorgan Commodities Strategy Fund	0–5	0–5	0–5	0–5	0–5	0–5
JPMorgan Global Natural Resources Fund	0–5	0–5	0–5	0–5	0–5	0–5

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–14%	0–14%	0–14.8%	0–16.5%	0–22.8%
JPMorgan Growth Advantage Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Intrepid Mid Cap Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Intrepid Advantage Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Market Expansion Enhanced Index Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Mid Cap Core Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Mid Cap Equity Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Mid Cap Growth Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Mid Cap Value Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Small Cap Core Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Small Cap Equity Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Small Cap Growth Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Small Cap Value Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan U.S. Small Company Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
JPMorgan Value Advantage Fund	0–14	0–14	0–14.8	0–16.5	0–22.8
Undiscovered Managers Behavioral Value Fund	0–14	0–14	0–14.8	0–16.5	0–22.8

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
U.S. SMALL/MID CAP EQUITY FUNDS
JPMorgan Dynamic Small Cap Growth Fund	0–23.8%	0–24.6%	0–25%	0–25%	0–25%	0–25%
JPMorgan Growth Advantage Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Intrepid Mid Cap Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Intrepid Advantage Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Market Expansion Enhanced Index Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Mid Cap Core Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Mid Cap Equity Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Mid Cap Growth Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Mid Cap Value Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Small Cap Core Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Small Cap Equity Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Small Cap Growth Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Small Cap Value Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan U.S. Small Company Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
JPMorgan Value Advantage Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25
Undiscovered Managers Behavioral Value Fund	0–23.8	0–24.6	0–25	0–25	0–25	0–25

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–12.5%	0–12.5%	0–13.1%	0–14.2%	0–19.7%
JPMorgan Realty Income Fund	0–12.5	0–12.5	0–13.1	0–14.2	0–19.7
Security Capital U.S. Core Real Estate Securities Fund	0–12.5	0–12.5	0–13.1	0–14.2	0–19.7

INFLATION MANAGED FUNDS
JPMorgan Inflation Managed Bond Fund	0–22.5	0–22.5	0–20.7	0–16.8	0–15
JPMorgan Real Return Fund	0–22.5	0–22.5	0–20.7	0–16.8	0–15

INTERNATIONAL EQUITY FUNDS
JPMorgan China Region Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan India Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan International Equity Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan International Equity Index Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan International Opportunities Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan International Value Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan Intrepid European Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan Intrepid International Fund	0–17	0–17	0–18.6	0–21.8	0–28.8
JPMorgan Latin America Fund	0–17	0–17	0–18.6	0–21.8	0–28.8

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–12	0–12	0–12.9	0–14.9	0–21.2
JPMorgan Emerging Markets Equity Fund	0–12	0–12	0–12.9	0–14.9	0–21.2

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Core Plus Bond Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Corporate Bond Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Government Bond Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Limited Duration Bond Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Mortgage-Backed Securities Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Short Duration Bond Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Total Return Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1
JPMorgan Treasury & Agency Fund	0–49.5	0–49.5	0–50.3	0–49.6	0–43.1

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
REIT FUNDS
JPMorgan International Realty Fund	0–20.2%	0–20.7%	0–21%	0–21%	0–21%	0–21%
JPMorgan Realty Income Fund	0–20.2	0–20.7	0–21	0–21	0–21	0–21
Security Capital U.S. Core Real Estate Securities Fund	0–20.2	0–20.7	0–21	0–21	0–21	0–21

INFLATION MANAGED FUNDS
JPMorgan Inflation Managed Bond Fund	0–15	0–15	0–15	0–15	0–15	0–15
JPMorgan Real Return Fund	0–15	0–15	0–15	0–15	0–15	0–15

INTERNATIONAL EQUITY FUNDS
JPMorgan China Region Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan India Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan International Equity Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan International Equity Index Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan International Opportunities Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan International Value Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan Intrepid European Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan Intrepid International Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5
JPMorgan Latin America Fund	0–30.7	0–32.5	0–33.5	0–33.5	0–33.5	0–33.5

EMERGING MARKETS EQUITY FUNDS
JPMorgan Emerging Economies Fund	0–22.1	0–22.8	0–23.3	0–23.3	0–23.3	0–23.3
JPMorgan Emerging Markets Equity Fund	0–22.1	0–22.8	0–23.3	0–23.3	0–23.3	0–23.3

U.S. FIXED INCOME FUNDS
JPMorgan Core Bond Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Core Plus Bond Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Corporate Bond Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Government Bond Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Limited Duration Bond Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Mortgage-Backed Securities Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Short Duration Bond Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Total Return Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5
JPMorgan Treasury & Agency Fund	0–34.9	0–28.4	0–24.5	0–24.5	0–24.5	0–24.5

	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–17.8%	0–17.8%	0–17.7%	0–17.4%	0–17.2%
JPMorgan Emerging Markets Local Currency Debt Fund	0–17.8	0–17.8	0–17.7	0–17.4	0–17.2

HIGH YIELD FUNDS
JPMorgan High Yield Fund	0–22.8	0–22.8	0–21.9	0–19.9	0–18.8
JPMorgan Floating Rate Income Fund	0–22.8	0–22.8	0–21.9	0–19.9	0–18.8

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–30	0–30	0–26	0–20	0–20
JPMorgan Federal Money Market Fund	0–30	0–30	0–26	0–20	0–20
JPMorgan Liquid Assets Money Market Fund	0–30	0–30	0–26	0–20	0–20
JPMorgan Prime Money Market Fund	0–30	0–30	0–26	0–20	0–20
JPMorgan U.S. Government Money Market Fund	0–30	0–30	0–26	0–20	0–20
JPMorgan U.S. Treasury Plus Money Market Fund	0–30	0–30	0–26	0–20	0–20

	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
EMERGING MARKETS DEBT FUNDS
JPMorgan Emerging Markets Debt Fund	0–16.9%	0–16.7%	0–16.5%	0–16.5%	0–16.5%	0–16.5%
JPMorgan Emerging Markets Local Currency Debt Fund	0–16.9	0–16.7	0–16.5	0–16.5	0–16.5	0–16.5

HIGH YIELD FUNDS
JPMorgan High Yield Fund	0–18.4	0–18.2	0–18	0–18	0–18	0–18
JPMorgan Floating Rate Income Fund	0–18.4	0–18.2	0–18	0–18	0–18	0–18

MONEY MARKET FUNDS
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0–20	0–20	0–20	0–20	0–20	0–20
JPMorgan Federal Money Market Fund	0–20	0–20	0–20	0–20	0–20	0–20
JPMorgan Liquid Assets Money Market Fund	0–20	0–20	0–20	0–20	0–20	0–20
JPMorgan Prime Money Market Fund	0–20	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Government Money Market Fund	0–20	0–20	0–20	0–20	0–20	0–20
JPMorgan U.S. Treasury Plus Money Market Fund	0–20	0–20	0–20	0–20	0–20	0–20

In addition to the strategic target allocation changes noted above, “Appendix A — Underlying Funds” in each Fund’s prospectuses is hereby modified as noted below.

The following underlying fund is added to “Appendix A — Underlying Funds”:

JPMorgan Floating Rate Income Fund

JPMorgan Floating Rate Income Fund invests mainly in floating rate debt instruments issued by corporations. These investments include leveraged loan assignments and participations (Loans) and commitments to purchase Loans (Unfunded Commitments). Under normal circumstances, the Fund will invest at least 80% of its Assets in floating rate instruments including Loans, convertible securities, corporate bonds, preferred shares and other floating rate debt instruments. Floating rate instruments also include equity securities (or rights to acquire securities) that are structured to pay a floating rate of income and money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that the adviser deems to be of equivalent quality.

The JPMorgan U.S. Real Estate Fund and accompanying underlying fund description in “Appendix A — Underlying Funds” is deleted in its entirety and replaced with the following:

Security Capital U.S Core Real Estate Securities Fund

The Security Capital U.S. Core Real Estate Securities Fund combines securities of publicly traded real estate companies from all capital tranches: common stock, preferred stock (perpetual, convertible and trust preferred), convertible securities and senior unsecured debt, seeking to generate returns over the long-term approximating a direct “core” real estate portfolio with lower volatility than a portfolio consisting entirely of common equity of real estate investment trusts. A “core” real estate portfolio generally includes well-leased, high-quality properties that historically have had more stable returns. Under normal circumstances, at least 80% of the Fund’s Assets will be invested in securities of publicly traded real estate companies operating in the United States. “Assets” means net assets, plus the amount of borrowings for investment purposes.

In addition, the Highbridge Statistical Market Neutral Fund and accompanying underlying fund description in “Appendix A — Underlying Funds” is deleted in its entirety and replaced with the following:

JPMorgan Market Neutral Fund

The JPMorgan Market Neutral Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or Standard & Poor’s 500 (S&P 500) Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets that the short positions will decline faster than the long positions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE